                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                            Chicago, IL       August 10, 2010
----------------------------------------   ---------------   -------------------
[Signature]                                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          14

Form 13F Information Table Value Total:     $62,511
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   --------------    ----
1     028-11405         Nuveen Investments, Inc.

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
                                                                                                                  -----VOTING
                                                                                                                  AUTHORITY----
                                                                    VALUE SHARES/ SH/ PUT/ INVSTMT            --------------------
  NAME OF ISSUER                        -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE  SHARED  NONE
--------------------------------------- ---------------- --------- ------ ------- --- ---- ------- ---------- ------ ------ ------
D ISHARES BARCLAYS US TIPS FUND         com              464287176  14993 140235  sh       sole               140235
D ISHARES BARCLAYS 1-3 YR TSY BD FD     com              464287457  10697 127160  sh       sole               127160
D ISHARES MSCI EMERGING MKTS INDEX      com              464287234   8551 229125  sh       sole               229125
D ISHARES MSCI EAFE GROWTH INDEX FUND   com              464288885   6451 134210  sh       sole               134210
D ISHARES DOW JONES REAL ESTATE INDEX   com              464287739   5103 108090  sh       sole               108090
D ISHARES BARCLAYS 3-7 YR TSY BD FD     com              464288661   4114  35670  sh       sole                35670
D ISHARES COMEX GOLD TRUST              com              464285105   3830 314690  sh       sole               314690
D VANGUARD EMERGING MARKETS ETF VWO     com              922042858   2166  57020  sh       sole                57020
D ISHARES S&P NATIONAL MUNI BOND FUND   com              464288414   1904  18300  sh       sole                18300
D ISHARES BARCLAYS 7-10 YR TSY BF FD    com              464287440   1648  17230  sh       sole                17230
D ISHARES IBOXX INV GR CORP BOND FUND   com              464287242   1209  11150  sh       sole                11150
D SPDR S&P EMERGING MID EAST & AFRICA   com              78463X806    708  12220  sh       sole                12220
D CLAYMORE/BNY MELLON FRONTIER MKTS     com              18383Q838    706  38370  sh       sole                38370
D ISHARES BARCLAYS CREDIT BOND          com              464288620    431   4130  sh       sole                 4130